Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade And Other Receivables
Trade and other receivables

16. Trade and other receivables

Details of trade and other receivables as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Trade receivable
Accounts receivable — Trade	₩	5,112,044	9,945,757
Allowance for doubtful accounts (Accounts receivable)		(731,158)	(735,316)
Accounts receivable — trade, net	₩	4,380,886	9,210,441

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Other receivables
Accrued income	₩	138,591	74,233
Allowance for doubtful accounts (Accrued income)		(39,151)	(44,104)
Non-trade receivables		936,694	600,352
Allowance for doubtful accounts (Non-trade receivables)		(500,000)	(500,000)
Accounts receivable — other, net	₩	536,134	130,482

Details of the changes in the loss allowance of trade and other receivables for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025	2024	2023
		(In thousands of Korean Won)
Allowance for doubtful accounts (Trade receivable)
Beginning of the year	₩	735,316	438,155	766,595
Bad debt expenses		-	297,162	-
Reversal of bad debt expenses		(4,159)	-	(328,440)
Ending of the year	₩	731,157	735,316	438,155

		2025	2024	2023
		(In thousands of Korean Won)
Allowance for doubtful accounts (Other receivables)
Beginning of the year	₩	544,104	526,685	26,685
Bad debt expenses - other		(4,953)	17,419	500,000
Ending of the year	₩	539,151	544,104	526,685